Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Employee contributions	$ 651
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	651
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Corrected	$ 0